ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Nov. 30, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9 - ACCOUNTS PAYABLE

Accounts payable of $627,976 and $468,487 are made up of payables due to vendors in the ordinary course of business as of November 30, 2022 and 2021, respectively. For the year ended November 30, 2022, two vendors accounted for 29% of purchases. For the year ended November 30, 2021, one vendor accounted for 15% of purchases.